PREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PREPAIDS AND OTHER CURRENT ASSETS
Prepaid insurance	$ 73,827	$ 74,026
Prepaid product for resale	320,849	292,306
Contract asset	182,247
Other	167,473	180,638
Total	$ 744,396	$ 546,970